ACQUISITIONS (Tables)	12 Months Ended
Oct. 29, 2017
Business Combinations [Abstract]
Estimated fair value of assets acquired and liabilities assumed
The fair values of the assets acquired and liabilities assumed as part of this acquisition as of November 3, 2015, as determined in accordance with ASC Topic 805, were as follows (in thousands):

November 3, 2015
Current assets	$307
Property, plant and equipment	4,810
Assets acquired	5,117
Current liabilities assumed	380
Fair value of net assets acquired	4,737
Total cash consideration transferred	2,201
Deferred tax liabilities	672
Gain from bargain purchase	$(1,864)